Geographic Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Geographic Information

Note 15—Geographic information

Revenue by region is classified based on the country of the customer’s contracting office. The following table sets forth the Company’s revenue by geographic region (in thousands):

	Year ended December 31,
	2016	2015	2014
United States	$102,896	$71,832	$45,039
International	20,227	11,775	6,638

	$123,123	$83,607	$51,677

The following table sets forth the Company’s property and equipment, net by geographic region (in thousands):

	December 31,
	2016	2015
United States	$10,602	$12,108
International	716	311

	$11,318	$12,419

No countries outside the United States represented greater than 10% of total revenues. Substantially all of the Company’s property and equipment is located in the United States.